Long-term Debt and Capital Lease Obligations (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Minimum
Debt Instrument [Line Items]
Margin		0.80%	0.80%
Maximum
Debt Instrument [Line Items]
Margin		4.50%	3.75%
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Margin		2.75%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Margin		4.50%
US LIBOR Plus Margin | Revolving Credit Facility
Debt Instrument [Line Items]
Margin	4.50%	4.50%
Alternate Base Rate Plus Margin | Revolving Credit Facility
Debt Instrument [Line Items]
Margin	3.50%	3.50%
Eurocopter Loan - 2.50%
Debt Instrument [Line Items]
Other term loan interest rate	2.50%	2.50%	2.50%
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in June 2014
Debt Instrument [Line Items]
Period considered for interest rate		CDOR rate (6 month)plus a 0.8% margin	CDOR rate (6 month)plus a 0.8% margin
Margin	0.80%	0.80%
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin maturity in April 2018
Debt Instrument [Line Items]
Margin	0.80%	0.80%
Boundary Bay Financing - 6.93%
Debt Instrument [Line Items]
Interest rate	6.93%	6.93%	6.93%
Eurocopter Loan Two Point Five Zero Percentage Maturity in June Twenty Eleven [Member]
Debt Instrument [Line Items]
Other term loan interest rate		2.50%	2.50%
Edc Us Loan Five Point Zero Four Percentage Maturity in November Twenty Eleven [Member]
Debt Instrument [Line Items]
Other term loan interest rate		5.04%	5.04%